UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     STEARNS FINANCIAL GROUP
Address:  324 W. Wendover Avenue
          Suite 204
          Greensboro, NC 27408

Form 13F File Number:  028-15345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Joyce
Title:    Vice President
Phone:    336-230-1811

Signature, Place, and Date of Signing:

       /s/ Glenn Joyce                 Greensboro, NC              May 15, 2013
       ----------------                --------------              ------------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           97
                                         -----------

Form 13F Information Table Value Total:  $   214,005
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
Vanguard Dividend Appreciation           Equities 921908844      28,691     436,696 SH       Yes        No                   436,696
Vanguard FTSE All-World                  Equities 922042775      19,306     416,434 SH       Yes        No                   416,434
Vanguard Growth                          Equities 922908736      15,987     206,261 SH       Yes        No                   206,261
Vanguard Total Bond Index                Equities 921937835      15,195     181,675 SH       Yes        No                   181,675
Vanguard Info Technology                 Equities 92204A702       9,621     131,973 SH       Yes        No                   131,973
iShares Russell 2000 Index               Equities 464287655       6,214      65,810 SH       Yes        No                    65,810
S&P 500 Dep Rcpt                         Equities 78462F103       5,492      35,057 SH       Yes        No                    35,057
iShares Russell MidCap Growth            Equities 464287481       5,445      77,924 SH       Yes        No                    77,924
Schwab US Brd Mkt ETF                    Equities 808524102       5,302     139,674 SH       Yes        No                   139,674
Vanguard High Dividend Yield             Equities 921946406       4,721      86,128 SH       Yes        No                    86,128
Johnson and Johnson                      Equities 478160104       4,457      54,672 SH       Yes        No                    54,672
SPDR Gold Trust                          Equities 78463V107       3,503      22,679 SH       Yes        No                    22,679
General Electric Co                      Equities 369604103       3,271     141,491 SH       Yes        No                   141,491
Sector Spdr Health Fund                  Equities 81369Y209       3,271      71,085 SH       Yes        No                    71,085
Vanguard Emerging Market                 Equities 922042858       3,119      72,719 SH       Yes        No                    72,719
Berkshire Hathaway Cl B                  Equities 084670702       3,073      29,494 SH       Yes        No                    29,494
Ishares Gold Trust                       Equities 464285105       3,038     195,737 SH       Yes        No                   195,737
Chevron Corp                             Equities 166764100       2,914      24,525 SH       Yes        No                    24,525
Exxon Mobil Corporation                  Equities 30231G102       2,864      31,779 SH       Yes        No                    31,779
International Business Ma                Equities 459200101       2,539      11,904 SH       Yes        No                    11,904
Sector Spdr Engy Select                  Equities 81369Y506       2,505      31,588 SH       Yes        No                    31,588
Pepsico Incorporated                     Equities 713448108       2,286      28,891 SH       Yes        No                    28,891
Microsoft Corp                           Equities 594918104       2,278      79,619 SH       Yes        No                    79,619
Procter & Gamble Co.                     Equities 742718109       2,235      29,001 SH       Yes        No                    29,001
3M                                       Equities 88579Y101       2,219      20,871 SH       Yes        No                    20,871
Sysco Corporation                        Equities 871829107       2,151      61,148 SH       Yes        No                    61,148
United Technologies Corp                 Equities 913017109       2,055      21,993 SH       Yes        No                    21,993
Pfizer Inc                               Equities 717081103       2,018      69,937 SH       Yes        No                    69,937
Sector Spdr Fincl Select                 Equities 81369Y605       1,866     102,475 SH       Yes        No                   102,475
Lowes Companies Inc                      Equities 548661107       1,795      47,348 SH       Yes        No                    47,348
Conocophillips                           Equities 20825C104       1,784      29,678 SH       Yes        No                    29,678
BB&T Corporation                         Equities 054937107       1,709      54,429 SH       Yes        No                    54,429
Intel Corporation                        Equities 458140100       1,553      71,143 SH       Yes        No                    71,143
iShares Barclays 1-3 Yr Credit           Equities 464288646       1,510      14,306 SH       Yes        No                    14,306
United Parcel Service Cl B               Equities 911312106       1,505      17,521 SH       Yes        No                    17,521
Barclays Aggregate Bond Index            Equities 464287226       1,499      13,538 SH       Yes        No                    13,538
Stryker Corp                             Equities 863667101       1,386      21,241 SH       Yes        No                    21,241
Target                                   Equities 87612E106       1,265      18,487 SH       Yes        No                    18,487
Materials Select Spdr Fund               Equities 81369Y100       1,242      31,690 SH       Yes        No                    31,690
AbbVie Inc                               Equities 00287Y109       1,212      29,718 SH       Yes        No                    29,718
Cisco Systems                            Equities 17275R102       1,180      56,457 SH       Yes        No                    56,457
Abbott Laboratories                      Equities 002824100       1,102      31,209 SH       Yes        No                    31,209
iShares S&P Global Healthcare            Equities 464287325       1,095      14,853 SH       Yes        No                    14,853
Apple Computer Inc                       Equities 037833100       1,091       2,465 SH       Yes        No                     2,465
Verizon Communications                   Equities 92343V104       1,081      21,986 SH       Yes        No                    21,986
Schwab Intl Eq ETF                       Equities 808524805       1,045      37,525 SH       Yes        No                    37,525
Philip Morris Intl Inc                   Equities 718172109       1,020      10,997 SH       Yes        No                    10,997
iShares S&P Global 100 Index             Equities 464287572       1,017      14,998 SH       Yes        No                    14,998
iShares MSCI Emerging Mkts Ind           Equities 464287234         962      22,488 SH       Yes        No                    22,488
A T & T Inc.                             Equities 00206R102         898      24,484 SH       Yes        No                    24,484
Texas Instrs Inc                         Equities 882508104         798      22,505 SH       Yes        No                    22,505
Market Vectors Gold Miners ETF           Equities 57060U100         786      20,767 SH       Yes        No                    20,767
Paychex Inc                              Equities 704326107         759      21,655 SH       Yes        No                    21,655
Google Inc Class A                       Equities 38259P508         753         948 SH       Yes        No                       948
Novartis A G Spon Adr                    Equities 66987V109         743      10,427 SH       Yes        No                    10,427
Medtronic Inc                            Equities 585055106         703      14,979 SH       Yes        No                    14,979
CVS Corp                                 Equities 126650100         688      12,503 SH       Yes        No                    12,503
iShares MSCI EAFE Index                  Equities 464287465         681      11,541 SH       Yes        No                    11,541
Coca Cola Co                             Equities 191216100         670      16,559 SH       Yes        No                    16,559
Wells Fargo & Co New                     Equities 949746101         590      15,960 SH       Yes        No                    15,960
Walgreen Company                         Equities 931422109         546      11,461 SH       Yes        No                    11,461
PowerShares QQQ Trust Ser 1              Equities 73935A104         543       7,873 SH       Yes        No                     7,873
Vanguard Small Cap                       Equities 922908751         520       5,705 SH       Yes        No                     5,705
Oracle Corporation                       Equities 68389X105         518      16,017 SH       Yes        No                    16,017
J.P. Morgan Chase & Co., Inc.            Equities 46625H100         509      10,723 SH       Yes        No                    10,723
Auto Data Processing                     Equities 053015103         504       7,751 SH       Yes        No                     7,751
McDonalds Corp                           Equities 580135101         503       5,043 SH       Yes        No                     5,043
BankAmerica Corp New                     Equities 060505104         496      40,737 SH       Yes        No                    40,737
Home Depot Inc                           Equities 437076102         446       6,385 SH       Yes        No                     6,385
Duke Energy Corp New                     Equities 26441C204         440       6,062 SH       Yes        No                     6,062
Schwab US LC Gro                         Equities 808524300         400      10,733 SH       Yes        No                    10,733
Nuveen N C Prem Income Mun F             Equities 67060P100         367      25,425 SH       Yes        No                    25,425
iShares S&P 500 Index                    Equities 464287200         367       2,332 SH       Yes        No                     2,332
Illinois Tool Works Inc                  Equities 452308109         365       5,993 SH       Yes        No                     5,993
Altria                                   Equities 02209S103         333       9,673 SH       Yes        No                     9,673
Schwab US LC Value                       Equities 808524409         333       9,375 SH       Yes        No                     9,375
Amgen                                    Equities 031162100         331       3,229 SH       Yes        No                     3,229
iShares DJ Select Dividend               Equities 464287168         325       5,124 SH       Yes        No                     5,124
Berkshire Hathaway Inc Del               Equities 084670108         313         200 SH       Yes        No                       200
Emerson Electric Co                      Equities 291011104         308       5,516 SH       Yes        No                     5,516
Colgate Palmolive Co                     Equities 194162103         298       2,529 SH       Yes        No                     2,529
United Healthcare Corp                   Equities 91324P102         296       5,176 SH       Yes        No                     5,176
Merck & Co Inc New                       Equities 58933Y105         282       6,371 SH       Yes        No                     6,371
Fastenal Co                              Equities 311900104         263       5,115 SH       Yes        No                     5,115
iShares DJ US Home Constructio           Equities 464288752         262      10,950 SH       Yes        No                    10,950
Schwab US Dividend                       Equities 808524797         243       7,650 SH       Yes        No                     7,650
Vanguard Total Stock Mkt                 Equities 922908769         240       2,963 SH       Yes        No                     2,963
Clorox Co Del                            Equities 189054109         232       2,622 SH       Yes        No                     2,622
BP PLC Adr                               Equities 055622104         231       5,451 SH       Yes        No                     5,451
Suntrust Banks Inc                       Equities 867914103         226       7,832 SH       Yes        No                     7,832
Bristol Myers Squibb Co                  Equities 110122108         221       5,368 SH       Yes        No                     5,368
Nike Inc                                 Equities 654106103         220       3,736 SH       Yes        No                     3,736
Kraft Foods Group Inc                    Equities 50076Q106         211       4,092 SH       Yes        No                     4,092
Vanguard European                        Equities 922042874         209       4,254 SH       Yes        No                     4,254
Mondelez Intl Inc Cl A                   Equities 609207105         205       6,709 SH       Yes        No                     6,709
Cushing MLP Total Return FD              Equities 231631102         142      17,500 SH       Yes        No                    17,500
Quaterra Res Inc                         Equities 747952109           3      15,365 SH       Yes        No                    15,365